Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Restricted Net Assets [Line Items]
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Restricted net assets	¥ 110,880		¥ 178,085	¥ 87,321
Statutory Reserve	¥ 6,730	$ 1,034	¥ 6,662	¥ 0